Document and Entity Information	Aug. 15, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2022
Entity File Number	001-41087
Entity Registrant Name	Infinite Acquisition Corp.
Entity Central Index Key	0001862327
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1593937
Entity Address, Address Line One	745 Fifth Avenue
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10151
City Area Code	212
Local Phone Number	644-4200
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	NFNT.U
Security Exchange Name	NYSE
Class A Ordinary Shares included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	NFNT
Security Exchange Name	NYSE
Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	NFNT WS
Security Exchange Name	NYSE